CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest and dividend income:
Loans, including fees		¥ 1,380,828	¥ 1,381,553	¥ 1,109,776
Investments:
Interest		89,749	144,199	88,319
Dividends		76,150	88,289	86,066
Trading account assets		221,983	211,749	202,125
Call loans and funds sold		5,434	5,547	5,699
Receivables under resale agreements and securities borrowing transactions		271,598	254,862	149,197
Deposits in other banks		105,430	121,244	120,704
Total interest and dividend income		2,151,172	2,207,443	1,761,886
Interest expense:
Deposits		615,785	613,570	382,706
Trading account liabilities		52,955	49,660	41,514
Call money and funds purchased		8,830	11,121	5,031
Payables under repurchase agreements and securities lending transactions		358,862	382,045	243,569
Other short-term borrowings		29,813	33,313	16,166
Long-term debt		205,136	223,767	200,950
Total interest expense		1,271,381	1,313,476	889,936
Net interest income		879,791	893,967	871,950
Provision (credit) for loan losses (Note 5)		156,200	32,459	(126,362)
Net interest income after provision (credit) for loan losses		723,591	861,508	998,312
Noninterest income (Note 25):
Fee and commission income		867,885	853,290	865,711
Foreign exchange gains (losses)—net	[1],[2]	44,345	93,577	91,793
Trading account gains (losses)—net	[3]	745,692	328,841	236,982
Investment gains (losses)—net:
Debt securities	[2]	31,032	(3,842)	7,757
Equity securities	[2]	(557,391)	(155,947)	289,400
Equity in earnings (losses) of equity method investees—net	[2]	34,012	29,172	24,342
Gains on disposal of premises and equipment	[2]	2,583	5,145	8,225
Other noninterest income	[3],[4]	139,582	72,135	80,453
Total noninterest income		1,307,740	1,222,371	1,604,663
Noninterest expenses:
Salaries and employee benefits		677,332	682,645	688,481
General and administrative expenses		649,498	761,528	585,992
Occupancy expenses		214,851	207,814	191,592
Fee and commission expenses		194,010	189,722	189,187
Provision (credit) for losses on off-balance-sheet instruments		19,262	(8,969)	(30,244)
Other noninterest expenses		122,888	166,079	138,669
Total noninterest expenses		1,877,841	1,998,819	1,763,677
Income before income tax expense		153,490	85,060	839,298
Income tax expense (Note 19)		47,175	9,335	237,604
Net income		106,315	75,725	601,694
Less: Net income (loss) attributable to noncontrolling interests		(43,880)	(8,746)	24,086
Net income attributable to MHFG shareholders		¥ 150,195	¥ 84,471	¥ 577,608
Earnings per common share (Note 18):
Basic net income per common share		¥ 5.92	¥ 3.33	¥ 22.77
Diluted net income per common share	[5]	5.92	3.33	22.76
Dividends Per Share [Abstract]
Class XI preferred stock		0
Common stock		¥ 7.50	¥ 7.50	¥ 7.50

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	For the fiscal year ended March 31, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.